Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 321,424	$ 251,347
Marketable securities	883	2,067
Trade and other receivables	187,589	133,997
Related party receivables	13,447	13,091
Inventories	138,959	120,067
Voyages in progress	179,421	141,099
Prepaid expenses and accrued income	27,761	22,431
Derivative instruments receivable	6,267	295
Other current assets	36,653	22,858
Total current assets	912,404	707,252
Non-current assets
Newbuildings	225,770	0
Vessels and equipment	4,529,569	4,911,996
Goodwill	112,452	112,452
Derivative instruments receivable	0	8,730
Investment in associated companies	32,539	8,791
Other non-current assets	0	4,406
Total assets	5,812,734	5,753,627
Current liabilities
Short-term debt and current portion of long-term debt	265,911	320,520
Related party payables	41,615	31,064
Trade and other payables	180,459	143,122
Total current liabilities	487,985	494,706
Non-current liabilities
Long-term debt	2,168,931	2,747,225
Other non-current payables	1,140	818
Total liabilities	2,658,056	3,242,749
Equity
Share capital	222,623	222,623
Additional paid in capital	604,687	604,687
Contributed surplus	1,004,094	1,004,094
Accumulated other reserves	312	437
Retained earnings	1,323,434	679,509
Total equity attributable to the shareholders of the Company	3,155,150	2,511,350
Non-controlling interest	(472)	(472)
Total equity	3,154,678	2,510,878
Total liabilities and equity	$ 5,812,734	$ 5,753,627